Average Annual Total Returns - Class K - BLACKROCK 60/40 TARGET ALLOCATION FUND	Jan. 28, 2021
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
MSCI ACWI Index (42%); MSCI USA Index (18%); Bloomberg Barclays U.S. Universal Index (40%) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	10.14%
10 Years	8.20%
Class K Shares
Average Annual Return:
1 Year	17.28%
5 Years	10.03%
10 Years	9.15%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	15.82%
5 Years	8.75%
10 Years	7.85%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.58%
5 Years	7.50%
10 Years	7.04%